INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	Jun. 30, 2021	Dec. 31, 2020
April 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Milestones payment		$ 150,000	$ 150,000	$ 150,000
April 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Milestones payment	$ 250,000	$ 250,000	$ 250,000	$ 250,000